The Company	12 Months Ended
Mar. 31, 2019
Company
The Company

1. The Company

Dragon Jade International Limited (the "Company") was incorporated on April 14, 2008 in the British Virgin Islands. The principal activity of the Company is investment holding.

In April 2012, the Company chartered a subsidiary, Alpha Ultimate Limited under the laws of the Special Administrative Region of Hong Kong which operates in the health supplement industry.

On August 31, 2012 the Company entered into a stock exchange agreement with United Century Holdings Limited, a privately held corporation. On September 1 2012, the Company consummated the transaction contemplated by the stock exchange agreement. All of the capital stock of United Century Holdings Limited was exchanged for an aggregate of 20,003,319 shares of the Company's capital stock. The Company became a 100% holding company of United Century Holdings Limited.

United Century Holdings Limited ("UCHL") was incorporated on March 2, 2012 under the British Virgin Islands Business Companies Act, 2004 with limited liabilities. UCHL is established as a special purpose holding company whose objective is to become a holding company by consummate an acquisition, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more business located in Hong Kong. On July 10, 2012, UCHL executed an acquisition of 7,879,500 out of 8,000,000 ordinary shares, par value $0.1282 (HK$1) per share, of the United Asia Medical Network Company Limited ("UAM") and became a 98.49% holding company of UAM.

UAM was incorporated on May 6, 1998 as a limited liability company under predecessor Hong Kong Companies Ordinance, Chapter 32. Its principal business is trading of health supplement products and providing related medical and health consultancy services.

On March 20, 2018, the Company acquired 3,000 shares of Dragon Jade Medical Company Limited (DJMC), representing 30% of the total issued shares of DJMC, at a purchase price of $300 per share for total consideration of $900,000. On January 31, 2019, the Company has sold the 3,000 shares of DJMC to the major shareholder of DJMC at $900,000.

On December 31, 2018, the Company executed an acquisition of 100% issued and outstanding ordinary shares of Montrose Food & Wine

H.K. Limited ("Montrose HK") in consideration of $256,410.26 and 100,000 shares of the Company's common stock. Montrose HK was incorporated on June 30, 2019, as a limited liability company under predecessor Hong Kong Companies Ordinance, Chapter 32. Montrose HK's business primarily focuses on importing and distribution of fine wine within Hong Kong and Macau SAR.

Details of the Company's subsidiaries (which together with the Company are collectively referred to as the "Group") and their principal activity as of March 31, 2019 were as follows:

Name	Date of incorporation/ establishment	Place of incorporation/ registration and operation	Percentage of equity interest attributable to the Company	Principal activities
Alpha Ultimate Ltd. ("AUL")	April 11, 2012	Hong Kong	100%	Health supplement trading
United Century Holdings Ltd. ("UCHL")	March 2, 2012	BVI	100%	Investment holding
United Asia Medical Network Company Limited ("UAM")	May 6, 1998	Hong Kong	98.49%	Health supplement trading
Montrose Food & Wine H.K. Limited ("Montrose HK")	June 30, 1989	Hong Kong	100%	Fine wine distribution
Montrose Fine Wines (Macau) Limited ('Montrose Macau")	March 28, 2013	Macau SAR	100%	Inactive
Montrose Fine Wines Beijing Limited ("Montrose Beijing")	September 7, 2017	PR China	100%	Inactive